Note 10 - Long-term Debt	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]

10. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

		Borrower(s)	December 31, 2024	June 30, 2025
A.		Term Loans:
	1	Ainsley Maritime Co. and Ambrose Maritime Co.	$109,821	$104,464
	2	Hyde Maritime Co. and Skerrett Maritime Co.	104,596	98,942
	3	Kemp Maritime Co.	52,825	49,975
	4	Achilleas Maritime Corporation et al.	33,492	25,953
	5	Costamare Inc.	27,750	24,250
	6	Benedict et al.	294,762	253,714
	7	Reddick Shipping Co. and Verandi Shipping Co.	21,000	15,000
	8	Quentin Shipping Co. and Sander Shipping Co.	64,250	59,063
	9	Bastian Shipping Co. et al.	199,390	170,820
	10	NML Loan 1	-	-
	11	Kalamata Shipping Corporation et al.	54,000	49,000
	12	Capetanissa Maritime Corporation et al.	18,917	17,167
	13	NML Loan 2	23,250	21,750
	14	NML Loan 3	8,190	7,670
	15	NML Loan 4	11,628	10,638
	16	NML Loan 5	4,942	4,447
	17	NML Loan 6	5,510	5,042
	18	NML Loan 7	9,581	9,056
	19	NML Loan 8	11,196	10,494
	20	NML Loan 9	10,900	9,941
	21	NML Loan 10	21,392	10,282
	22	NML Loan 11	16,485	7,935
	23	NML Loan 12	5,910	5,470
	24	NML Loan 13	5,302	4,820
	25	NML Loan 14	4,385	3,965
	26	NML Loan 15	5,130	4,874
	27	NML Loan 16	-	11,619
	28	NML Loan 17	-	19,236
	29	Sykes Maritime Co.	-	23,108
	30	Beardmore Maritime Co.	-	-
	31	Fairbank Maritime Co.	-	-
		Total Term Loans	$1,124,604	$1,038,695
B.		Other financing arrangements	584,632	559,962
C.		Unsecured Bond Loan	-	-
		Total long-term debt	$1,709,236	$1,598,657
		Less: Deferred financing costs	(11,396)	(9,908)
		Total long-term debt, net	$1,697,840	$1,588,749
		Less: Long-term debt current portion	(290,882)	(285,390)
		Add: Deferred financing costs, current portion	3,522	3,161
		Total long-term debt, non-current, net	$1,410,480	$1,306,520

A. Term Loans:

1. On March 19, 2021, Ainsley Maritime Co. and Ambrose Maritime Co. entered into a loan agreement with a bank for an amount of $150,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 24, 2021. As of June 30, 2025, the outstanding balance of each tranche of $52,232 is repayable in 23 equal quarterly installments of $1,339.3, from September 2025 to March 2031 and a balloon payment of $21,428.6 each payable together with the last installment.

2. On March 24, 2021, Hyde Maritime Co. and Skerrett Maritime Co. entered into a loan agreement with a bank for an amount of $147,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 26, 2021. On December 20, 2022, the loan agreement was amended, resulting in the extension of the repayment period until March 2029. As of June 30, 2025, the outstanding balance of each tranche of $49,471.2 is repayable in 15 equal quarterly installments of $1,413.5, from September 2025 to March 2029 and a balloon payment of $28,269.2 payable together with the last installment of each tranche.

3. On March 29, 2021, Kemp Maritime Co. entered into a loan agreement with a bank for an amount of $75,000, in order to refinance one term loan and for general corporate purposes. The facility was drawn down on March 30, 2021. As of June 30, 2025, the outstanding balance of the loan of $49,975 is repayable in 15 equal quarterly installments of $1,425, from September 2025 to March 2029 and a balloon payment of $28,600 payable together with the last installment.

4. On June 1, 2021, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Lindner Shipping Co., Miko Shipping Co., Saval Shipping Co., Spedding Shipping Co., Tanera Shipping Co., Timpson Shipping Co. and Wester Shipping Co., entered into a loan agreement with a bank for an amount of up to $158,105, in order to partly refinance one term loan and to finance the acquisition cost of the vessels Porto Cheli, Porto Kagio and Porto Germeno. The facility was drawn down in four tranches. On June 4, 2021, the Refinancing tranche of $50,105 and Tranche C of $38,000 were drawn down, on June 7, 2021, Tranche A of $35,000 was drawn down and on June 24, 2021, Tranche B of $35,000 was drawn down. On August 12, 2021, the Company prepaid $7,395.1 due to the sale of Venetiko, on the then outstanding balance. On October 12, 2021 and October 25, 2021, the Company prepaid $6,531 and $6,136, respectively due to the sale of ZIM Shanghai and ZIM New York, on the then outstanding balance. On February 1, 2022, the then outstanding balance of Tranche C of $34,730 was fully repaid (Note 10.A.5). On October 7, 2022, the Company prepaid $6,492, due to the sale of Sealand Illinois, on the then outstanding balance. On May 8, 2023, the loan agreement was amended, resulting in the extension of the repayment period until September 2026 for the Refinancing tranche and until December 2026 for Tranches A and B. On October 13, 2023, the Company prepaid $2,668.2 on the then outstanding balance due to the sale of vessel Oakland. On August 12, 2024, the loan agreement was amended, resulting in the extension of the repayment period until December 2026 for the Refinancing tranche and until March, 2027 for Tranches A and B. As of June 30, 2025, the outstanding balance of the Refinancing tranche of $3,953 is repayable in six variable quarterly installments, from September 2025 to December 2026. As of June 30, 2025, the outstanding balance of each of Tranche A and Tranche B of $11,000 is repayable in seven variable quarterly installments, from September 2025 to March 2027.

5. On January 26, 2022, the Company entered into a loan agreement with a bank for an amount of up to $85,000 in order to refinance one term loan and Tranche C of the term loan discussed in Note 10.A.4 and for general corporate purposes. On January 31, 2022, the Company drew down the amount of $85,000. As of June 30, 2025, the outstanding balance of $24,250 is repayable in three equal quarterly installments of $1,750, from July 2025 to January 2026 and a balloon payment of $19,000 payable together with the last installment.

6. On May 12, 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. signed a syndicated loan agreement for an amount of up to $500,000 in order to partly refinance, among others, two term loans, to finance the acquisition cost of one vessel under a financing agreement discussed in Note 10.B.2, to finance the acquisition cost of four container vessels under finance lease agreements and for general corporate purposes. During June 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. drew down the aggregate amount of $500,000. As of June 30, 2025, the aggregate outstanding balance of $253,714 is repayable in eight equal quarterly installments of $20,523.8, from September 2025 to June 2027 with an aggregate balloon payment of $89,523.8 that is payable together with the respective last installments.

7. On September 29, 2022, Reddick Shipping Co. and Verandi Shipping Co. signed a loan agreement with a bank for an amount of $46,000 in order to refinance one term loan. On September 30, 2022, Reddick Shipping Co. and Verandi Shipping Co. drew down the amount of $46,000. On April 30, 2024, the loan agreement was amended, resulting in the extension of the repayment period until March 2027. As of June 30, 2025, the outstanding balance of $15,000 is repayable in seven variable quarterly installments, from September 2025 to March 2027.

8. On November 11, 2022, Quentin Shipping Co. and Sander Shipping Co. signed a loan agreement with a bank for an amount of $85,000 in order to refinance one term loan. On November 14, 2022, Quentin Shipping Co. and Sander Shipping Co. drew down in two tranches the aggregate amount of $85,000. As of June 30, 2025, the outstanding balance of each tranche of $29,531.3 is repayable in 22 equal quarterly installments of $1,296.9, from August 2025 to November 2030 and a balloon payment of $1,000 payable together with the last installment.

9. On December 14, 2022, Bastian Shipping Co., Cadence Shipping Co., Adele Shipping Co., Raymond Shipping Co., Terance Shipping Co., Undine Shipping Co., Tatum Shipping Co., Singleton Shipping Co., Evantone Shipping Co. and Fortrose Shipping Co. signed a loan agreement with a bank for an amount of $322,830 in order to refinance five term loans and for general corporate purposes. During January 2023, the aggregate amount of 322,830 was drawn. As of June 30, 2025, the aggregate outstanding balance of $170,820 is repayable in variable quarterly installments, from September 2025 to December 2029 with an aggregate balloon payment of $16,800 that is payable together with the respective last installment.

10. At the time that the Company obtained control in NML (Note 1) during the year ended December 31, 2023, a NML subsidiary had entered into a loan agreement to finance one sale and leaseback arrangement. On September 12, 2024, the then outstanding balance of $3,962 was fully repaid.

11. On April 19, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. signed a loan agreement with a bank for an amount of $72,000 in order to refinance two term loans. On April 24, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. drew down the amount of $69,000. As of June 30, 2025, the outstanding balance of $49,000 is repayable in 16 equal quarterly installments of $2,500, from July 2025 to April 2029 and a balloon payment of $9,000 payable together with the last installment.

12. On May 26, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. signed a loan agreement with a bank for an amount of $25,548 in order to refinance two term loans. On May 30, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. drew down the amount of $24,167 in two tranches. As of June 30, 2025, the outstanding balance of Tranche A of $10,081.4 is repayable in 12 equal quarterly installments of $513.2, from August 2025 to May 2028 and a balloon payment of $3,923 payable together with the last installment. As of June 30, 2025, the outstanding balance of Tranche B of $7,085.6 is repayable in 12 equal quarterly installments of $361.8, from August 2025 to May 2028 and a balloon payment of $2,744 payable together with the last installment.

13. During the year ended December 31, 2023, four NML subsidiaries entered into a loan agreement to finance four sale and leaseback arrangements that they have entered into. On July 10, 2024, one of the four NML subsidiaries prepaid the then outstanding balance of $8,010. As of June 30, 2025, the outstanding balance of $21,750 is repayable in 13 equal quarterly installments of $750, from July 2025 to July 2028 with an aggregate balloon payment of $12,000 that is payable together with the respective last installment.

14. During the year ended December 31, 2023, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On July 19, 2024, one of the two NML subsidiaries prepaid the then outstanding balance of $8,710. As of June 30, 2025, the aggregate outstanding balance of $7,670 is repayable in 12 equal quarterly installments of $260, from July 2025 to April 2028 with a balloon payment of $4,550 that is payable together with the last installment.

15. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of June 30, 2025, the aggregate outstanding balance of $10,637.5 is repayable in equal quarterly installments, from September 2025 to September 2028 with an aggregate balloon payment of $4,450 that is payable together with the respective last installment.

16. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $4,447 is repayable in 12 equal quarterly installments of $247.5, from September 2025 to June 2028 with a balloon payment of $1,477 that is payable together with the respective last installment.

17. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $5,042 is repayable in 13 equal quarterly installments of $234, from September 2025 to September 2028 with a balloon payment of $2,000 that is payable together with the respective last installment.

18. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of June 30, 2025, the aggregate outstanding balance of $9,056 is repayable in variable quarterly installments, from September 2025 to February 2029 with an aggregate balloon payment of $5,250 that is payable together with the respective last installment.

19. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $10,494 is repayable in 14 equal quarterly installments of $351, from September 2025 to December 2028 with a balloon payment of $5,580 that is payable together with the respective last installment.

20. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $9,941 is repayable in 13 variable quarterly installments, from September 2025 to September 2028 with a balloon payment of $4,275 that is payable together with the respective last installment.

21. During the year ended December 31, 2024, three NML subsidiaries entered into a loan agreement to finance three sale and leaseback arrangements that they have entered into. On December 20, 2024, one of the three NML subsidiaries prepaid the then outstanding balance of $10,257. On June 17, 2025, one of the three NML subsidiaries prepaid the then outstanding balance of $10,489. As of June 30, 2025, the aggregate outstanding balance of $10,282 is repayable in 13 variable quarterly installments, from September 2025 to August 2028 with a balloon payment of $8,156 that is payable together with the last installment.

22. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On May 30, 2025 one of the two NML subsidiaries prepaid the then outstanding balance of $7,610. As of June 30, 2025, the aggregate outstanding balance of $7,935 is repayable in 14 variable quarterly installments, from September 2025 to December 2028 with a balloon payment of $4,775 that is payable together with the last installment.

23. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $5,470 is repayable in 16 equal quarterly installments of $220, from July 2025 to April 2029 with a balloon payment of $1,950 that is payable together with the last installment.

24. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $4,820 is repayable in 14 equal quarterly installments of $241 from September 2025 to December 2028 with a balloon payment of $1,446 that is payable together with the last installment.

25. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $3,965 is repayable in 14 equal quarterly installments of $210, from August 2025 to November 2028 with a balloon payment of $1,025 that is payable together with the last installment.

26. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $4,874 is repayable in 18 equal quarterly installments of $128.3, from August 2025 to August 2029 with a balloon payment of $2,565 that is payable together with the last installment.

27. During the six-month period ended June 30, 2025, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $11,619 is repayable in 16 variable installments, from July 2025 to February 2029 with a balloon payment of $6,120 that is payable together with the last installment.

28. During the six-month period ended June 30, 2025, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2025, the outstanding balance of $19,236 is repayable in 16 equal quarterly installments of $441.0, from August 2025 to April 2029 with a balloon payment of $12,180 that is payable together with the last installment.

29. On March 31, 2025, Sykes Maritime Co. entered into a loan agreement with a bank for an amount of up to $23,500 in order to finance the acquisition cost of one vessel under a financing agreement discussed in Note 11(a). On March 31, 2025, the amount of $23,500 was drawn down. As of June 30, 2025, the outstanding balance of $23,108 is repayable in 19 equal quarterly installments of $392.5, from September 2025 to March 2030 with a balloon payment of $15,650 that is payable together with the last installment.

30. On June 30, 2025, Beardmore Maritime Co. signed a term sheet with a bank for an amount of up to $60,000 in order to finance the acquisition cost of one vessel under the financing agreement discussed in Note 10.B.2 below. As of June 30, 2025, no amount has been drawn down.

31. On June 30, 2025, Fairbank Maritime Co. signed a term sheet with a bank for an amount of up to $60,000 in order to finance the acquisition cost of one vessel under the financing agreement discussed in Note 10.B.2 below. As of June 30, 2025, no amount has been drawn down.

The term loans discussed above bear interest at Term Secured Overnight Financing Rate (“SOFR”) (applicable to all loans discussed above except the loans discussed in Notes 10.A.6, 10.A.9, 10.A.12, 10.A.15, 10.A.16, 10.A.17, 10.A.18, 10.A.22, 10.A.23, 10.A.24, 10.A.25, 10.A.26, and the loan discussed in Note 10.A.2 which bears a fixed rate) or Daily Non-Cumulative Compounded SOFR (applicable to the loans discussed in Notes 10.A.6, 10.A.9, 10.A.12, 10.A.15, 10.A.16, 10.A.17, 10.A.18, 10.A.22, 10.A.23, 10.A.24, 10.A.25, 10.A.26, plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 110% to 140%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1. In August 2018, the Company, through five wholly-owned subsidiaries, entered into five pre and post-delivery financing agreements with a financial institution for the five newbuild containerships. The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606, the advances paid for the vessels under construction are not derecognized and the amounts received are accounted for as financing arrangements. The total financial liability under these financing agreements is repayable in 121 monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. As of June 30, 2025, the aggregate outstanding amount of their financing arrangements is repayable in variable installments from July 2025 to May 2031, including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the six-month period ended June 30, 2025, the interest expense incurred amounted to $6,990, in aggregate, ($8,120 for the six-month period ended June 30, 2024) and is included in Interest and finance costs in the accompanying 2025 consolidated statement of income.

2. On November 12, 2018, the Company entered into a Share Purchase Agreement with York (the “York SPA”). Since that date, the financing arrangements that the five ship-owning companies had previously entered into for their vessels are included in the consolidation. On November 12, 2018, the Company also undertook the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next 18 months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606 and ASC 840 the assumed financial liability is accounted for as a financing arrangement. The amount payable to York has been accounted for under ASC 480-Distinguishing liabilities from equity and has been measured under ASC 835-30- Imputation of interest in accordance with the interest method. On May 12, 2020, the outstanding amount of the Company’s obligation to York was fully repaid. On June 17, 2022, following the agreement of the loan discussed in Note 10.A.6, the Company prepaid the then outstanding amount of $77,435 under the York SPA in order to acquire the vessel Triton. As at June 30, 2025, the aggregate outstanding amount of the four financing arrangements is repayable in variable installments from August 2025 to October 2028 and a balloon payment for each of the four financing arrangements of $32,022, payable together with the last installment. The financing arrangements bear fixed interest and for the six-month period ended June 30, 2025, the interest expense incurred amounted to $4,225 ($5,797 for the six-month period ended June 30, 2024), in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of income.

As of June 30, 2025, the aggregate outstanding balance of the financing arrangements under (1) and (2) above was $559,962.

C. Unsecured Bond Loan (“Bond Loan”)

In May 2021, the Company, through its wholly-owned subsidiary, Costamare Participations Plc (the “Issuer”), issued €100 million of unsecured bonds to investors (the “Bond Loan”) and listed the bonds on the Athens Exchange. The Bond Loan was originally due to mature in May 2026 and carried a coupon of 2.70%, payable semiannually. The bond offering was completed on May 25, 2021. The trading of the Bonds on the Athens Exchange commenced on May 26, 2021. The net proceeds of the offering were used for the repayment of indebtedness, vessel acquisitions and working capital purposes.

On October 11, 2024, Costamare Participations Plc announced the early redemption of the Bond Loan in full and on November 25, 2024, the Bond Loan, along with the coupon payment and a premium of 0.5% on the nominal amount was fully prepaid.

During the six-month period ended June 30, 2024, the interest expense incurred amounted to $1,474 and is included in Interest and finance costs in the accompanying consolidated statements of income.

The annual repayments under the Term Loans and Other Financing Arrangements after June 30, 2025, giving effect to the Other Financing Arrangements discussed in Note 22 (d), are in the aggregate as follows:

12-month period ending June 30	Amount
2026	$285,390
2027	325,392
2028	154,823
2029	282,170
2030	109,486
2031 and thereafter	441,396
Total	$1,598,657

The interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as of December 31, 2024 and June 30, 2025, was in the range 2.99% - 6.63% and 2.99% - 6.48%, respectively. The weighted average interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as of December 31, 2024 and June 30, 2025, was 4.7% and 4.7%, respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps / caps (discussed in Notes 17 and 19) for the six-month periods ended June 30, 2024 and 2025, amounted to $48,977 and $40,611, respectively.

D. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note 11) are as follows:

Balance, January 1, 2025	$11,396
Additions	455
Amortization and write-off	(1,943)
Balance, June 30, 2025	$9,908
Less: Current portion of financing costs	(3,161)
Financing costs, non-current portion	$6,747

Financing costs represent legal fees and fees paid to the lenders for the arrangement of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of income (Note 17).